CIRR-system (Tables)	12 Months Ended
Dec. 31, 2020
CIRR-system
The disclosure of information about CIRR-systems.

Statement of comprehensive income for the CIRR-system

Skr mn	2020	2019	2018
Interest income	2,170	2,074	1,624
Interest expenses	-2,087	-1,912	-1,480
Interest compensation	14	1	20
Foreign exchange effects	4	5	9
Profit before compensation to SEK	101	168	173
Administrative remuneration to SEK	-196	-192	-155
Operating profit CIRR-system	-95	-24	18
Reimbursement to (-) / from (+) the State	95	24	-18

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2020	Dec 31, 2019
Cash and cash equivalents	2	0
Loans	69,163	76,120
Derivatives	—	26
Other assets	12,528	9,307
Prepaid expenses and accrued revenues	407	569
Total assets	82,100	86,022

Liabilities	69,289	76,257
Derivatives	12,232	9,117
Accrued expenses and prepaid revenues	579	648
Total liabilities and equity	82,100	86,022

Commitments
Committed undisbursed loans	51,463	47,868
Binding offers	1,322	37